Share Based Payment - Summary of Number and Weighted Average Exercise Price of Employee Stock Options under ESOP Plan 2015 (Detail) - Employee Stock Option Plan 2015 [Member]	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, balance | shares	320	320
Number of options, exercisable | shares	196
Weighted average exercise price per share outstanding, balance | $ / shares	$ 0.1232	$ 0.1232
Weighted average exercise price per share, Exercisable | $ / shares	$ 0.1232